SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,394,969	$ 1,004,914
Software Development Additions	743,995	804,314
Purchase of Intangibles	15,883,356
Amortization Expense	(830,769)	(424,080)
Impairment	(1,084,613)
Foreign Currency Translation	355	9,821
Ending balance	16,107,293	1,394,969
Genius U software platform platform [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,811,496	2,007,182
Software Development Additions	743,995	804,314
Purchase of Intangibles
Amortization Expense
Impairment	(1,084,613)
Foreign Currency Translation
Ending balance	2,470,878	2,811,496
Trade Names Trademarks And Domain Names [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,234
Software Development Additions
Purchase of Intangibles	6,919,356
Amortization Expense
Impairment
Foreign Currency Translation	355
Ending balance	6,932,945	13,234
Customer relationship [Member]
IfrsStatementLineItems [Line Items]
Software Development Additions
Purchase of Intangibles	8,964,000
Amortization Expense	(321,832)
Impairment
Ending balance	8,642,168
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Software Development Additions
Purchase of Intangibles
Amortization Expense	(508,937)	(424,080)
Impairment
Foreign Currency Translation		9,821
Accumulated amortization, beginning balance	(1,429,761)	(1,015,502)
Accumulated amortization, ending balance	(1,938,698)	(1,429,761)
Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	$ 13,234	13,234
Software Development Additions
Purchase of Intangibles
Amortization Expense
Foreign Currency Translation
Ending balance		$ 13,234